JPMorgan SMID Cap Equity Fund Expense Example - A C I Shares [Member] - JPMorgan SMID Cap Equity Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 630
Expense Example, with Redemption, 3 Years	878
Expense Example, with Redemption, 5 Years	1,144
Expense Example, with Redemption, 10 Years	1,904
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	527
Expense Example, with Redemption, 5 Years	917
Expense Example, with Redemption, 10 Years	1,877
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	$ 1,156